Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO		Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based on			Company Selected Performance Measure

Year	Summary Compensation Table Total ($)	Compensation Actually Paid(1) ($)			Total Shareholder Return(4)(5) ($)	Peer Group Total Shareholder Return(4)(6) ($)	Net Income ($) (MM)	Normalized FFO(7) ($) (MM)

2024	2,805,718	2,618,853	1,280,444	1,249,836	75	123	42.5	118.9
2023(8)	2,541,650	2,576,199	942,377	948,227	84	114	7.7	110.5
2022(8)	2,679,430	2,485,387	893,722	833,642	73	100	100.0	107.2
2021(8)	2,102,957	2,269,344	794,553	846,855	91	132	25.5	87.6
2020(8)(9)	1,991,076	1,680,565	759,558	667,799	64	92	37.0	86.2

Company Selected Measure Name	Normalized FFO
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the MSCI US REIT Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 2,805,718	$ 2,541,650	$ 2,679,430	$ 2,102,957	$ 1,991,076
PEO Actually Paid Compensation Amount	$ 2,618,853	2,576,199	2,485,387	2,269,344	1,680,565
Adjustment To PEO Compensation, Footnote

	Reconciliation of Summary Compensation Total vs Compensation Actually Paid (PEO) ($)

Year	Total Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year(8)(9)	Add: Vesting date fair value of equity compensation granted and vested within applicable year(8)	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Change in fair value from end of prior fiscal year to the end of the applicable fiscal year for awards made in any prior fiscal year that were unvested at the end of applicable fiscal year	Minus: Fair value of forfeitures during the fiscal year as of the forfeiture date(8)(10)	Equals: Compensation Actually Paid to PEO(8)

2024	2,805,718	(1,067,043)	—	1,043,533	(163,355)	—	—	2,618,853
2023	2,541,650	(966,750)	972,134	386,700	28,727	—	(386,262)	2,576,199
2022	2,679,430	(981,770)	455,860	392,720	(7,575)	(53,278)	—	2,485,387
2021	2,102,957	(452,588)	326,971	181,043	50,493	60,468	—	2,269,344
2020	1,991,076	(784,572)	339,225	261,524	(29,920)	(96,768)	—	1,680,565
(2) The dollar amounts under “Average Summary Compensation Table Total for Non-PEO NEOs” represent the average of the amounts reported for the NEOs as a group (excluding Mr. Louis S. Haddad, who has served as our Chief Executive Officer since our initial public offering) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Haddad) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Eric E. Apperson, and Shelly Hampton; (ii) for 2023, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Eric E. Apperson, and Shelly Hampton; (iii) for 2022, Shawn J. Tibbetts, Matthew T. Barnes-Smith, Michael P. O’Hara (our former Chief Financial Officer), Eric E. Apperson, and Shelly Hampton; (iv) for 2021, Shawn J. Tibbetts, Michael P. O’Hara, Eric E. Apperson, and Shelly Hampton; and (v) for 2020, Michael P. O’Hara, Shawn J. Tibbetts, Eric E. Apperson, and Shelly Hampton.

Non-PEO NEO Average Total Compensation Amount	$ 1,280,444	942,377	893,722	794,553	759,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,249,836	948,227	833,642	846,855	667,799
Adjustment to Non-PEO NEO Compensation Footnote

	Reconciliation of Average Summary Compensation Table Total vs Average Compensation Actually Paid (other NEOs) ($)

Year	Average Compensation as reported in the Summary Compensation Table (SCT)	Minus: SCT Equity Awards	Add: Fair value at end of fiscal year of equity compensation granted within applicable year(8)(9)	Add: Vesting date fair value of equity compensation granted and vested within applicable year(8)	Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during applicable fiscal year	Add: Change in fair value from end of prior fiscal year to the end of the applicable fiscal year for awards made in any prior fiscal year that were unvested at the end of applicable fiscal year	Minus: Fair value of forfeitures during the fiscal year as of the forfeiture date(8)(10)	Equals: Average Compensation Actually Paid to Non-PEO NEOs(8)

2024	1,280,444	(366,283)	188,177	188,822	(20,699)	(20,625)	—	1,249,836
2023	942,377	(321,132)	193,195	128,455	6,784	6,256	(7,708)	948,227
2022	893,722	(298,502)	149,870	105,464	(1,950)	(14,962)	—	833,642
2021	794,553	(151,557)	109,489	60,628	15,119	18,623	—	846,855
2020	759,558	(241,647)	104,478	80,553	(7,092)	(28,051)	—	667,799

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Refer to Appendix C for the reconciliation of Normalized FFO to Net Income.
Total Shareholder Return Vs Peer Group
Tabular List, Table

•Normalized FFO;
•Normalized FFO/Share;
•Net Operating Income

Total Shareholder Return Amount	$ 75	84	73	91	64
Peer Group Total Shareholder Return Amount	123	114	100	132	92
Net Income (Loss)	$ 42,500,000	$ 7,700,000	$ 100,000,000.0	$ 25,500,000	$ 37,000,000.0
Company Selected Measure Amount	118,900,000	110,500,000	107,200,000	87,600,000	86,200,000
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined in Item 402(v) of Regulation S-K) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” on page 48 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts earned or realized by NEOs, including with respect to RSUs. See the “2023 Option Exercises and Stock Vested” table on page 66.
Pursuant to SEC rules, the total shareholder return ("TSR") figures assume an initial investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the Compensation Discussion and Analysis on page 48, our approach to executive compensation is designed to align and motivate NEOs to continue their focus on shareholder performance and the successful execution of key strategic priorities. The most important financial measures used by the Company to link compensation actually paid to the NEOs for the most recently completed fiscal year, to the Company's performance are as follows (unranked):
ANALYSIS OF THE INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE
The following graphs illustrate the relationship during 2020-2024 of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index, (ii) our GAAP net income, and (iii) our Normalized FFO (in each case as set forth in the table above):

Measure:: 1
Pay vs Performance Disclosure
Name	•Normalized FFO;
Non-GAAP Measure Description	Normalized FFO is defined as FFO calculated in accordance with the standards establish by the National Association of Real Estate Investment Trusts (“Nareit”), adjusted for certain items, including but not limited to, acquisition, development, and other pursuit costs, debt extinguishment losses, prepayment penalties, impairment of intangible assets and liabilities, mark-to-market adjustments on interest rate derivatives not designated as cash flow hedges, amortization of payments made to purchase interest rate caps and swaps designated as cash flow hedges, provision for unrealized non-cash credit losses, amortization of right-of-use assets attributable to finance leases, severance related costs, and other non-comparable items. Nareit defines FFO as net income (loss) calculated in accordance with GAAP, excluding depreciation and amortization related to real estate, gains or losses from the sale of certain real estate assets, gains and losses from change in control, and impairment write-downs of certain real estate assets and investments in entities when the impairment is directly attributable to decreases in the value of depreciable real estate held by the entity.
(8)    Figures for "Compensation Actually Paid" to the PEO for years 2020-2023 have been revised from prior disclosures to correct the methodology used in valuating equity-based compensation. Prior disclosures incorrectly reflected the fair value at year end for awards granted and vested within applicable year. This amount has now separated into "Add: Fair value at end of fiscal year of equity compensation granted within applicable year" and "Add: Vesting date fair value of equity compensation granted and vested within applicable year" consistent with Item 402(v) of Regulation S-K. Awards that were granted and vest within the year are now measured at their vesting-date fair value, rather than the value at the year end. Additionally, "Minus: Fair value of forfeitures during the fiscal year as of the forfeiture date" was corrected in 2023 to reflect the change in fair value of forfeited awards originally granted in prior years. These corrections resulted in changes to "Compensation Actually Paid to PEO" of: a $8,656 decrease in 2023, a $88,798 increase in 2022, a $36,953 decrease in 2021 and a $91,911 increase in 2020. Comparable adjustments to the "Average Compensation Actually Paid to Non-PEO NEOs" were: a $4,172 increase in 2023, a $36,221 increase in 2022, a $12,375 decrease in 2021 and a $28,310 increase in 2020.
(9)    In an effort to strengthen our financial flexibility and efficiently manage through the uncertainty caused by the COVID-19 pandemic, Mr. Haddad voluntarily elected to reduce his base salary by 25% effective as of May 1, 2020. On February 18, 2021, as a result of improvement in general economic conditions and our operating performance, the Company's Board of Directors reinstated Mr. Haddad's base salary to pre-COVID-19 compensation levels, effective January 1, 2021.
(10) As a result of inadvertently issuing more shares of common stock than were available for issuance under the Equity Plan, on May 9, 2023, Messrs. Haddad and Barnes-Smith forfeited 75,321 and 8,975 restricted shares of common stock, respectively. Following approval by the board of directors and stockholders of an amendment to the Equity Plan to increase the number of shares available for issuance thereunder, on June 20, 2023, 75,321 restricted shares of common stock at a grant date fair value of $915,903 and 8,975 restricted shares of common stock at grant date fair value of $109,136 were granted to Messrs. Haddad and Barnes-Smith, respectively, one-third of which vested on March 3, 2024, one-third of which vested on March 3, 2025, and one-third of which will vest on March 3, 2026, subject to the their continued employment on such dates.

Measure:: 2
Pay vs Performance Disclosure
Name	•Normalized FFO/Share;
Measure:: 3
Pay vs Performance Disclosure
Name	•Net Operating Income
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,067,043)	$ (966,750)	$ (981,770)	$ (452,588)	$ (784,572)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	972,134	455,860	326,971	339,225
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,533	386,700	392,720	181,043	261,524
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,355)	28,727	(7,575)	50,493	(29,920)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(53,278)	60,468	(96,768)
PEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(386,262)	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(366,283)	(321,132)	(298,502)	(151,557)	(241,647)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,177	193,195	149,870	109,489	104,478
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,822	128,455	105,464	60,628	80,553
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,699)	6,784	(1,950)	15,119	(7,092)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,625)	6,256	(14,962)	18,623	(28,051)
Non-PEO NEO | Equity Awards Granted in Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (7,708)	$ 0	$ 0	$ 0